RELATED PARTY TRANSACTIONS AND AGREEMENTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 11, 2024	Jan. 31, 2023	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 03, 2023
Related Party Transaction [Line Items]
Convertible notes balances							$ 61,356	$ 61,356
Convertible notes issued		$ 48,143	$ 48,143				1,475,000
Management fee				$ 35,000	$ 35,000	140,000	140,000
Tekcapital Europe Ltd [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Maturity date	Apr. 11, 2024
Loans payable	$ 768,000			23,000
Management fee				35,000		140,000	140,000
Rent expenses				23,231	$ 22,769	$ 91,672	$ 74,442
New Lucyd Ltd. Agreement [Member] | Lucyd Ltd [Member]
Related Party Transaction [Line Items]
Receivables amount				$ 1,250,000
Interest rate				10.00%
Maturity date				Sep. 01, 2025